Filed electronically with the Securities and Exchange Commission on October 13, 2015

1933 Act File No. 002-57139

1940 Act File No. 811-02671

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 89	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 80

Deutsche Municipal Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/ X /	Immediately upon filing pursuant to paragraph (b)
/___/	On _______________pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a)(1)
/___/	On _______________ pursuant to paragraph (a)(1)
/___/	75 days after filing pursuant to paragraph (a)(2)
/___/	On _______________ pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
/___/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche Managed Municipal Bond Fund — Class A, Class B, Class C, Institutional Class and Class S
  Deutsche Strategic High Yield Tax-Free Fund — Class A, Class B, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of October 2015.

 DEUTSCHE MUNICIPAL TRUST

      By: /s/Brian E. Binder

Brian E. Binder*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	October 8, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	October 8, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 8, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 8, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 8, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	October 8, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	October 8, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	October 8, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 8, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	October 8, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 8, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 8, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 8, 2015

*By:

/s/Caroline Pearson

Caroline Pearson **

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 84, as filed on September 26, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase